File Nos.  33-16439

811-05159

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

On February 28, 2007

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 63	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 65	☒

RS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

388 Market Street

San Francisco, California 94111

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863 with a copy to:

TERRY R. OTTON

c/o RS Investments

388 Market Street

San Francisco, California 94111

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

It is proposed that this filing will become effective:

☐  Immediately upon filing pursuant to paragraph (b), or

☐  60 days after filing pursuant to paragraph (a)(1), or

☒  On March 31, 2007, pursuant to paragraph (b), or

☐  75 days after filing pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

☒  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE:  This Post-Effective Amendment No. 63 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate March 31, 2007 as the new effective date for Post-Effective Amendment No. 59 filed pursuant to Rule 485(a) under the Securities Act on November 1, 2006.  This Post-Effective Amendment No. 63 is intended to amend and supersede Post-Effective Amendment No. 62 filed pursuant to Rule 485(b) under the Securities Act on January 29, 2007 solely to designate March 1, 2007 as the new effective date for Post-Effective Amendment No. 59. This Post-Effective Amendment No. 63 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 59.

The Amendment relates solely to the Class C and Class Y shares of RS Emerging Growth Fund, RS Growth Fund, The Information Age Fund®, RS MidCap Opportunities Fund, RS Smaller Company Growth Fund, RS Global Natural Resources Fund, RS Investors Fund, and RS Value Fund, and the Class C shares of RS Internet Age Fund®, and the Class Y shares of RS Partners Fund, RS Core Equity Fund, and RS Small Cap Core Equity Fund, each a series of RS Investment Trust (the “Trust”).  The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

RS INVESTMENT TRUST

Part A.       INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of RS Investment Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on November 1, 2006 (“Amendment No. 59/61”).

Part B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 59/61 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on November 1, 2006.

Part C.       OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 59/61 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on November 1, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 63 under the Securities Act and Post-Effective Amendment No. 65 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 28th day of February, 2007.

RS Investment Trust

By:	/S/ TERRY R. OTTON
Terry R. Otton
	Title:	President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 63 to RS Investment Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title		Date

/S/ TERRY R. OTTON	Trustee, President and Principal Executive		February 28, 2007
Terry R. Otton	Officer

JAMES E. KLESCEWSKI*	Treasurer and Principal Financial and		February 28, 2007
James E. Klescewski	Accounting Officer

LEONARD B. AUERBACH*	Trustee		February 28, 2007
Leonard B. Auerbach

JUDSON BERGMAN*	Trustee		February 28, 2007
Judson Bergman

JEROME S. CONTRO*	Trustee		February 28, 2007
Jerome S. Contro

JOHN W. GLYNN*	Trustee		February 28, 2007
John W. Glynn

ANNE M. GOGGIN*	Trustee		February 28, 2007
Anne M. Goggin

DENNIS J. MANNING*	Trustee		February 28, 2007
Dennis J. Manning

JOHN P. ROHAL*	Trustee		February 28, 2007
John P. Rohal

	* By:	/S/ BENJAMIN L. DOUGLAS
Benjamin L. Douglas
Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith